                                                                                                                            [LINCOLN BENEFIT LIFE COMPANY LOGO]
                                                                                                                               1221 N Street, Suite 200
Lincoln, Nebraska  68508
Phone:  888.674.3667
leigh.mckegney@resolutionlife.com

VIA EDGAR TRANSMISSION

May 2, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Lincoln Benefit Life Company
         Lincoln Benefit Life Variable Annuity Account ("Registrant")
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. For each Registration Statement shown below, the form of Statement of Additional
Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                                          Depositor                           1940 Act #   Registration Statement

Lincoln Benefit Life                         Lincoln Benefit                   811-07924    333-50545
Variable Annuity                              Life Company                                               333-109688
Account

You may direct any questions regarding this filing to the undersigned at
(203) 653-3895.

Very truly yours,

/s/LEIGH McKEGNEY

Leigh McKegney
Chief Legal Officer, Secretary
and Vice President